SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY - Narrative (Details) $ in Millions, $ in Millions		12 Months Ended
	Feb. 06, 2017	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Sep. 14, 2017 USD ($)	Mar. 10, 2017 USD ($)	Dec. 31, 2016 USD ($)	May 25, 2016 USD ($)
BFI
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary		100.00%
BFL
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Unsecured Notes Due 2026 | BFI
Disclosure of subsidiaries [line items]
Debt instruments issued				$ 550			$ 500
Annual Rate				4.70%			4.25%
Unsecured Notes Due 2024 | BFL
Disclosure of subsidiaries [line items]
Debt instruments issued					$ 750
Annual Rate					4.00%
Preferred equity
Disclosure of subsidiaries [line items]
Issued capital		$ 4,192				$ 3,954
Preferred equity | BIC
Disclosure of subsidiaries [line items]
Issued capital			$ 42